Commitments and contingencies - Summary of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content (Details) - EUR (€)
€ in Millions
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 2,613	€ 4,420	€ 4,665
Not later than one year
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	1,123	3,021	1,055
Later than one year but not more than five years
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 1,490	€ 1,399	€ 3,610